Schedule of Investments (unaudited)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Axon Enterprise Inc.(a)	6,488	$1,206,898
HEICO Corp.	4,245	574,136
HEICO Corp., Class A	7,409	898,638
Howmet Aerospace Inc.(a)	27,870	914,693
Huntington Ingalls Industries Inc.	1,971	404,311
Teledyne Technologies Inc.(a)	4,706	2,130,736
Textron Inc.	10,499	724,536
TransDigm Group Inc.(a)	3,688	2,364,340
		9,218,288
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	5,238	467,072
Expeditors International of Washington Inc.	11,170	1,432,552
United Parcel Service Inc., Class B	20,552	3,932,831
XPO Logistics Inc.(a)	5,611	778,190
		6,610,645
Auto Components — 0.1%
Aptiv PLC(a)	11,060	1,845,361
Gentex Corp.	10,348	352,142
		2,197,503
Automobiles — 2.5%
Tesla Inc.(a)	77,655	53,364,516
Thor Industries Inc.	2,914	344,901
		53,709,417
Banks — 0.6%
Commerce Bancshares Inc.	4,877	344,950
First Citizens BancShares Inc./NC, Class A(b)	724	566,595
First Republic Bank/CA.	17,767	3,464,920
Huntington Bancshares Inc./OH	59,908	843,505
PNC Financial Services Group Inc. (The)	18,081	3,298,155
Regions Financial Corp.	44,991	866,077
Signature Bank/New York NY	2,430	551,537
SVB Financial Group(a)	3,851	2,117,896
Western Alliance Bancorp.	5,718	530,745
		12,584,380
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	931	661,010
Brown-Forman Corp., Class A	3,237	216,523
Brown-Forman Corp., Class B, NVS	10,599	751,681
Monster Beverage Corp.(a)	37,345	3,522,380
		5,151,594
Biotechnology — 1.6%
Acceleron Pharma Inc.(a)	5,296	662,318
Alnylam Pharmaceuticals Inc.(a)(b)	11,912	2,131,533
Arrowhead Pharmaceuticals Inc.(a)	10,440	723,388
BioMarin Pharmaceutical Inc.(a)	18,334	1,406,768
Bridgebio Pharma Inc.(a)	4,542	242,770
CRISPR Therapeutics AG(a)(b)	3,108	376,130
Exact Sciences Corp.(a)	17,390	1,875,338
Exelixis Inc.(a)	31,438	529,730
Fate Therapeutics Inc.(a)	8,021	664,139
Horizon Therapeutics PLC(a)	22,548	2,255,251
Incyte Corp.(a)	18,751	1,450,390
Mirati Therapeutics Inc.(a)	4,643	743,159
Moderna Inc.(a)	30,775	10,882,040
Natera Inc.(a)	8,476	970,671
Neurocrine Biosciences Inc.(a)	9,486	884,190
Novavax Inc.(a)	2,625	470,741
Security	Shares	Value

Biotechnology (continued)
Seagen Inc.(a)	12,744	$1,954,802
Ultragenyx Pharmaceutical Inc.(a)	6,364	508,038
Vertex Pharmaceuticals Inc.(a)	26,079	5,257,005
		33,988,401
Building Products — 0.4%
A O Smith Corp.	7,333	515,730
Advanced Drainage Systems Inc.	5,028	613,868
Allegion PLC	4,907	670,296
AZEK Co. Inc. (The), Class A(a)	14,126	513,763
Builders FirstSource Inc.(a)	12,537	557,896
Carlisle Companies Inc.	2,770	560,205
Fortune Brands Home & Security Inc.	6,523	635,797
Lennox International Inc.	2,403	791,620
Masco Corp.	10,846	647,615
Trane Technologies PLC	7,944	1,617,478
Trex Co. Inc.(a)(b)	11,573	1,123,738
		8,248,006
Capital Markets — 2.0%
Apollo Global Management Inc., Class A	12,992	764,709
Ares Management Corp., Class A	11,069	792,651
Blackstone Group Inc. (The), NVS	34,355	3,960,101
Carlyle Group Inc. (The)	8,272	417,488
Charles Schwab Corp. (The)	54,633	3,712,312
FactSet Research Systems Inc.	3,798	1,356,949
Intercontinental Exchange Inc.	18,551	2,222,966
KKR & Co. Inc.	58,707	3,743,158
LPL Financial Holdings Inc.	8,022	1,131,423
MarketAxess Holdings Inc.	3,811	1,810,873
Moody’s Corp.	16,206	6,093,456
Morningstar Inc.	2,152	543,660
MSCI Inc., Class A	8,308	4,951,236
Nasdaq Inc.	6,753	1,260,988
Raymond James Financial Inc.	5,788	749,430
S&P Global Inc.	15,874	6,805,501
SEI Investments Co.	5,647	343,338
T Rowe Price Group Inc.	8,137	1,661,250
Tradeweb Markets Inc., Class A	10,507	911,272
		43,232,761
Chemicals — 1.0%
Air Products & Chemicals Inc.	6,670	1,941,170
Albemarle Corp.	8,325	1,715,283
Axalta Coating Systems Ltd.(a)	7,299	219,700
Celanese Corp., Class A	5,911	920,756
Corteva Inc.	34,419	1,472,445
Ecolab Inc.	11,682	2,579,736
FMC Corp.	5,189	554,964
Linde PLC	18,509	5,689,481
PPG Industries Inc.	5,939	971,145
RPM International Inc.	7,781	673,757
Scotts Miracle-Gro Co. (The)	2,934	519,201
Sherwin-Williams Co. (The)	11,166	3,249,641
		20,507,279
Commercial Services & Supplies — 0.4%
Cintas Corp.	4,381	1,726,902
Copart Inc.(a)	21,033	3,091,851
IAA Inc.(a)	13,518	817,569
Republic Services Inc., Class A	6,935	820,827
Rollins Inc.	22,218	851,616

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	10,757	$1,594,833
		8,903,598
Communications Equipment — 0.2%
Arista Networks Inc.(a)	5,572	2,119,533
Ciena Corp.(a)	6,335	368,317
F5 Networks Inc.(a)	2,890	596,814
Motorola Solutions Inc.	6,046	1,353,820
Ubiquiti Inc.	810	253,611
		4,692,095
Construction & Engineering — 0.1%
AECOM(a)	5,655	356,039
MasTec Inc.(a)	2,787	282,128
Quanta Services Inc.	5,368	487,951
		1,126,118
Construction Materials — 0.2%
Martin Marietta Materials Inc.	3,946	1,433,582
Vulcan Materials Co.	13,431	2,417,446
		3,851,028
Consumer Finance — 0.4%
American Express Co.	35,944	6,129,530
Capital One Financial Corp.	18,738	3,029,935
Upstart Holdings Inc.(a)	1,699	205,171
		9,364,636
Containers & Packaging — 0.2%
AptarGroup Inc.	3,390	437,039
Avery Dennison Corp.	5,201	1,095,747
Ball Corp.	23,893	1,932,466
Crown Holdings Inc.	5,914	589,980
		4,055,232
Distributors — 0.1%
LKQ Corp.(a)	13,270	673,453
Pool Corp.	4,071	1,945,205
		2,618,658
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	3,265	488,117
Chegg Inc.(a)	14,237	1,261,825
Service Corp. International	8,532	533,165
		2,283,107
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	95,492	26,574,469
Voya Financial Inc.	5,860	377,384
		26,951,853
Electric Utilities — 0.0%
NRG Energy Inc.	7,004	288,845
Electrical Equipment — 0.5%
AMETEK Inc.	12,200	1,696,410
Generac Holdings Inc.(a)	6,364	2,668,807
Hubbell Inc.	1,695	339,780
Plug Power Inc.(a)(b)	51,316	1,399,901
Rockwell Automation Inc.	7,180	2,207,276
Sunrun Inc.(a)(b)	10,389	550,305
Vertiv Holdings Co., Class A(b)	24,735	693,569
		9,556,048
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	25,015	1,813,337
CDW Corp./DE	8,581	1,573,326
Cognex Corp.	17,719	1,601,975
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	46,113	$1,930,290
IPG Photonics Corp.(a)	3,603	786,030
Jabil Inc.	4,292	255,546
Keysight Technologies Inc.(a)	13,312	2,190,490
TE Connectivity Ltd.	7,799	1,150,119
Trimble Inc.(a)	25,437	2,174,863
Zebra Technologies Corp., Class A(a)	5,406	2,986,707
		16,462,683
Energy Equipment & Services — 0.0%
Halliburton Co.	36,745	759,887
Entertainment — 2.6%
Activision Blizzard Inc.	41,164	3,442,134
Electronic Arts Inc.	13,182	1,897,681
Live Nation Entertainment Inc.(a)	7,703	607,690
Netflix Inc.(a)	44,679	23,124,510
Playtika Holding Corp.(a)	3,511	78,049
Roku Inc.(a)	11,604	4,970,109
Take-Two Interactive Software Inc.(a)	11,726	2,033,523
Walt Disney Co. (The)(a)	102,979	18,126,363
Zynga Inc., Class A(a)	101,579	1,025,948
		55,306,007
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	8,819	1,775,617
American Homes 4 Rent, Class A	27,472	1,153,824
American Tower Corp.	29,227	8,265,396
Americold Realty Trust	11,398	442,812
AvalonBay Communities Inc.	7,029	1,601,417
Camden Property Trust	3,361	502,100
Crown Castle International Corp.	43,572	8,413,317
CubeSmart	8,285	411,433
CyrusOne Inc.	12,292	876,051
Digital Realty Trust Inc.	10,493	1,617,601
Duke Realty Corp.	22,971	1,168,764
Equinix Inc.	9,026	7,405,021
Equity LifeStyle Properties Inc.	8,904	746,155
Essex Property Trust Inc.	2,167	710,993
Extra Space Storage Inc.	6,613	1,151,588
Healthpeak Properties Inc.	19,497	720,804
Invitation Homes Inc.	57,477	2,338,164
Kilroy Realty Corp.	4,914	340,393
Mid-America Apartment Communities Inc.	4,918	949,666
Prologis Inc.	32,733	4,191,133
Realty Income Corp.	12,315	865,621
SBA Communications Corp., Class A	11,033	3,762,143
STORE Capital Corp.	7,935	287,168
Sun Communities Inc.	11,335	2,222,907
UDR Inc.	13,819	759,907
VICI Properties Inc.	17,725	552,843
		53,232,838
Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	1,957	386,919
Costco Wholesale Corp.	19,720	8,474,078
Performance Food Group Co.(a)	5,185	237,577
		9,098,574
Food Products — 0.3%
Beyond Meat Inc.(a)(b)	4,999	613,377
Darling Ingredients Inc.(a)	16,371	1,130,745
Freshpet Inc.(a)	4,342	635,886

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hershey Co. (The)	8,214	$1,469,320
Hormel Foods Corp.	8,972	416,121
Lamb Weston Holdings Inc.	6,620	442,018
McCormick & Co. Inc./MD, NVS	12,204	1,027,211
		5,734,678
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	105,279	12,736,653
ABIOMED Inc.(a)	4,544	1,486,524
Align Technology Inc.(a)	7,257	5,049,421
Baxter International Inc.	10,756	831,977
Boston Scientific Corp.(a)	46,335	2,112,876
Cooper Companies Inc. (The)	4,995	2,106,741
Danaher Corp.	63,966	19,029,245
DENTSPLY SIRONA Inc.	13,370	882,955
Dexcom Inc.(a)(b)	9,748	5,025,191
Edwards Lifesciences Corp.(a)	62,756	7,045,616
Hologic Inc.(a)	14,246	1,069,020
IDEXX Laboratories Inc.(a)	8,586	5,825,859
Insulet Corp.(a)	6,724	1,880,635
Intuitive Surgical Inc.(a)	11,932	11,830,101
Masimo Corp.(a)	5,076	1,382,652
Novocure Ltd.(a)	8,613	1,326,488
Penumbra Inc.(a)	3,402	905,714
ResMed Inc.	14,682	3,990,568
STERIS PLC	9,894	2,156,397
Stryker Corp.	11,707	3,171,895
Teleflex Inc.	4,741	1,884,216
West Pharmaceutical Services Inc.	7,465	3,073,564
		94,804,308
Health Care Providers & Services — 0.9%
Amedisys Inc.(a)(b)	3,267	851,446
Chemed Corp.	1,009	480,304
DaVita Inc.(a)	2,727	327,922
Encompass Health Corp.	5,429	451,964
Guardant Health Inc.(a)	8,625	947,025
Humana Inc.	3,599	1,532,670
LHC Group Inc.(a)(b)	3,177	683,627
Molina Healthcare Inc.(a)	2,018	550,934
UnitedHealth Group Inc.	31,973	13,179,910
		19,005,802
Health Care Technology — 0.4%
Cerner Corp.	16,345	1,313,975
Teladoc Health Inc.(a)	13,318	1,977,057
Veeva Systems Inc., Class A(a)	13,913	4,628,994
		7,920,026
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)(b)	14,881	2,143,013
Booking Holdings Inc.(a)	4,136	9,009,283
Boyd Gaming Corp.(a)	4,284	244,188
Caesars Entertainment Inc.(a)	13,850	1,209,936
Chipotle Mexican Grill Inc., Class A(a)	2,836	5,284,716
Churchill Downs Inc.	3,476	645,841
Darden Restaurants Inc.	6,085	887,680
Domino’s Pizza Inc.	3,935	2,067,803
DraftKings Inc., Class A(a)(b)	32,583	1,580,275
Expedia Group Inc.(a)	5,665	911,329
Hilton Worldwide Holdings Inc.(a)	11,449	1,504,971
Marriott International Inc./MD, Class A(a)	26,931	3,931,387
MGM Resorts International	40,845	1,532,913
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Penn National Gaming Inc.(a)	14,900	$1,018,862
Starbucks Corp.	59,279	7,198,249
Texas Roadhouse Inc.	6,575	606,018
Vail Resorts Inc.(a)	4,037	1,232,092
Yum! Brands Inc.	19,236	2,527,418
		43,535,974
Household Durables — 0.2%
DR Horton Inc.	18,168	1,733,772
Garmin Ltd.	8,040	1,263,888
NVR Inc.(a)	203	1,060,188
Tempur Sealy International Inc.	18,376	795,130
		4,852,978
Household Products — 0.1%
Church & Dwight Co. Inc.	14,117	1,222,250
Clorox Co. (The)	4,198	759,376
		1,981,626
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	29,813	570,919

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	5,297	2,602,628

Insurance — 0.5%
American Financial Group Inc./OH	3,222	407,551
Aon PLC, Class A	10,038	2,610,181
Arch Capital Group Ltd.(a)	20,154	786,006
Arthur J Gallagher & Co.	13,250	1,845,857
Athene Holding Ltd., Class A(a)	4,317	278,964
Brown & Brown Inc.	23,470	1,276,768
Cincinnati Financial Corp.	6,301	742,762
Erie Indemnity Co., Class A, NVS	2,503	462,780
Everest Re Group Ltd.	1,895	479,113
Loews Corp.	8,713	467,278
RenaissanceRe Holdings Ltd.	2,387	364,471
W R Berkley Corp.	6,224	455,410
Willis Towers Watson PLC	5,285	1,089,133
		11,266,274
Interactive Media & Services — 12.5%
Alphabet Inc., Class A(a)	30,303	81,652,343
Alphabet Inc., Class C, NVS(a)	28,693	77,597,923
Bumble Inc., Class A(a)(b)	5,287	269,003
Facebook Inc., Class A(a)	241,433	86,022,578
IAC/InterActiveCorp.(a)	2,759	378,783
Match Group Inc.(a)(b)	27,242	4,338,833
Pinterest Inc., Class A(a)	55,178	3,249,984
Snap Inc., Class A, NVS(a)	94,456	7,029,416
Twitter Inc.(a)	37,134	2,590,096
Zillow Group Inc., Class A(a)(b)	3,693	395,631
Zillow Group Inc., Class C, NVS(a)	16,080	1,708,661
		265,233,251
Internet & Direct Marketing Retail — 7.4%
Amazon.com Inc.(a)	43,195	143,735,250
Chewy Inc., Class A(a)(b)	8,363	699,983
DoorDash Inc., Class A(a)	3,549	618,555
eBay Inc.	28,531	1,946,099
Etsy Inc.(a)	12,856	2,359,205
MercadoLibre Inc.(a)	4,628	7,259,944
Wayfair Inc., Class A(a)(b)	4,480	1,081,293
		157,700,329

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 8.2%
Accenture PLC, Class A	30,952	$9,832,831
Akamai Technologies Inc.(a)(b)	9,887	1,185,649
Automatic Data Processing Inc.	16,650	3,490,339
Broadridge Financial Solutions Inc.	11,773	2,042,498
Concentrix Corp.(a)	2,211	362,007
EPAM Systems Inc.(a)	5,699	3,190,300
Euronet Worldwide Inc.(a)	5,295	756,232
Fidelity National Information Services Inc.	23,701	3,532,634
Fiserv Inc.(a)	23,033	2,651,329
FleetCor Technologies Inc.(a)	8,445	2,180,668
Gartner Inc.(a)	8,721	2,308,710
Genpact Ltd.	7,548	375,966
Global Payments Inc.	16,466	3,184,689
GoDaddy Inc., Class A(a)	16,830	1,411,196
Jack Henry & Associates Inc.	7,454	1,297,667
Mastercard Inc., Class A	88,146	34,019,067
MongoDB Inc., Class A(a)	5,415	1,943,552
Okta Inc.(a)	12,631	3,129,835
Paychex Inc.	15,650	1,781,283
PayPal Holdings Inc.(a)	118,369	32,614,211
Snowflake Inc., Class A(a)	6,240	1,658,093
Square Inc., Class A(a)(b)	39,500	9,766,770
Twilio Inc., Class A(a)	16,344	6,105,955
VeriSign Inc.(a)	10,035	2,171,273
Visa Inc., Class A	170,472	42,002,596
WEX Inc.(a)	2,490	472,428
		173,467,778
Leisure Products — 0.3%
Brunswick Corp./DE	5,019	523,984
Hasbro Inc.	7,790	774,638
Mattel Inc.(a)	16,988	368,979
Peloton Interactive Inc., Class A(a)	27,136	3,203,405
Polaris Inc.	3,048	399,501
YETI Holdings Inc.(a)	7,528	725,172
		5,995,679
Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)	7,443	1,363,781
Agilent Technologies Inc.	20,695	3,171,095
Avantor Inc.(a)	52,549	1,974,791
Bio-Rad Laboratories Inc., Class A(a)	2,160	1,597,342
Bio-Techne Corp.	3,947	1,903,401
Bruker Corp.	10,185	837,716
Charles River Laboratories International Inc.(a)	5,096	2,073,664
Illumina Inc.(a)	14,734	7,304,381
IQVIA Holdings Inc.(a)	10,926	2,706,370
Mettler-Toledo International Inc.(a)	2,351	3,464,692
PerkinElmer Inc.	3,249	592,065
PPD Inc.(a)	10,921	503,677
Repligen Corp.(a)	5,122	1,258,475
Sotera Health Co.(a)	7,380	174,906
Syneos Health Inc.(a)	3,745	335,814
Thermo Fisher Scientific Inc.	13,984	7,551,500
Waters Corp.(a)	4,181	1,629,796
		38,443,466
Machinery — 1.6%
AGCO Corp.	3,848	508,359
Caterpillar Inc.	23,262	4,809,419
Deere & Co.	20,361	7,362,334
Donaldson Co. Inc.	6,164	407,995
Security	Shares	Value

Machinery (continued)
Dover Corp.	6,291	$1,051,352
Fortive Corp.	17,835	1,295,891
Graco Inc.	17,000	1,327,360
IDEX Corp.	7,618	1,726,924
Ingersoll Rand Inc.(a)	18,326	895,592
ITT Inc.	4,604	450,778
Lincoln Electric Holdings Inc.	2,271	316,646
Middleby Corp. (The)(a)	2,501	478,916
Nordson Corp.	5,424	1,226,529
Oshkosh Corp.	3,124	373,474
Otis Worldwide Corp.	26,449	2,368,508
PACCAR Inc.	10,251	850,730
Parker-Hannifin Corp.	3,867	1,206,620
Pentair PLC	8,652	637,393
Stanley Black & Decker Inc.	7,212	1,421,125
Toro Co. (The)	10,741	1,221,681
Woodward Inc.	5,881	714,894
Xylem Inc./NY	18,234	2,294,749
		32,947,269
Media — 0.8%
Altice USA Inc., Class A(a)(b)	13,744	422,353
Cable One Inc.	546	1,030,843
Charter Communications Inc., Class A(a)	13,878	10,325,926
Liberty Broadband Corp., Class A(a)	2,341	401,879
Liberty Broadband Corp., Class C, NVS(a)	16,195	2,874,451
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,083	190,635
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	8,643	399,307
New York Times Co. (The), Class A	14,571	637,918
Sirius XM Holdings Inc.	48,956	316,745
		16,600,057
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	84,991	3,238,157
Newmont Corp.	33,608	2,111,254
Royal Gold Inc.	6,580	799,602
Southern Copper Corp.	4,195	275,360
		6,424,373
Multi-Utilities — 0.0%
CMS Energy Corp.	8,424	520,519

Multiline Retail — 0.2%
Dollar General Corp.	6,755	1,571,483
Target Corp.	12,679	3,309,853
		4,881,336
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy Inc.(a)	23,396	1,987,022
Targa Resources Corp.	9,260	389,939
Texas Pacific Land Corp.	504	752,245
		3,129,206
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	15,296	5,106,264

Pharmaceuticals — 1.0%
Catalent Inc.(a)	17,274	2,069,598
Elanco Animal Health Inc.(a)	33,214	1,211,315
Eli Lilly & Co.	36,815	8,964,452
Zoetis Inc.	47,846	9,698,384
		21,943,749
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp., Class A	7,473	641,258

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Clarivate PLC(a)	26,394	$601,783
CoStar Group Inc.(a)	39,855	3,541,117
Dun & Bradstreet Holdings Inc.(a)(b)	7,420	155,523
Equifax Inc.	12,294	3,203,816
IHS Markit Ltd.	16,317	1,906,478
Jacobs Engineering Group Inc.	5,832	788,778
Leidos Holdings Inc.	4,202	447,177
Robert Half International Inc.	5,398	530,138
TransUnion	19,376	2,326,283
Verisk Analytics Inc., Class A	16,377	3,110,647
		17,252,998
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	14,141	1,364,041

Road & Rail — 0.6%
AMERCO	552	324,554
JB Hunt Transport Services Inc.	8,374	1,410,600
Kansas City Southern	6,249	1,673,482
Knight-Swift Transportation Holdings Inc.	3,493	173,567
Lyft Inc., Class A(a)	10,099	558,677
Old Dominion Freight Line Inc.	9,623	2,590,030
TuSimple Holdings Inc., Class A(a)(b)	3,340	122,912
Uber Technologies Inc.(a)	149,195	6,484,015
		13,337,837
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices Inc.(a)	122,430	13,000,842
Analog Devices Inc.	9,955	1,666,666
Applied Materials Inc.	62,430	8,735,830
Broadcom Inc.	13,307	6,459,218
Brooks Automation Inc.	7,455	663,569
Cree Inc.(a)	6,466	599,786
Enphase Energy Inc.(a)	13,731	2,603,398
Entegris Inc.	13,592	1,639,739
First Solar Inc.(a)	4,076	350,699
KLA Corp.	9,561	3,328,758
Lam Research Corp.	9,718	6,194,350
Marvell Technology Inc.	82,568	4,996,190
Maxim Integrated Products Inc.	27,138	2,711,358
Microchip Technology Inc.	9,014	1,290,084
MKS Instruments Inc.	3,230	505,301
Monolithic Power Systems Inc.	4,316	1,939,006
NVIDIA Corp.	251,102	48,962,379
NXP Semiconductors NV	11,106	2,292,167
ON Semiconductor Corp.(a)	22,488	878,381
Qorvo Inc.(a)	11,407	2,162,653
QUALCOMM Inc.	77,031	11,539,244
Skyworks Solutions Inc.	11,317	2,088,100
SolarEdge Technologies Inc.(a)	5,213	1,352,669
Teradyne Inc.	16,846	2,139,442
Texas Instruments Inc.	35,658	6,797,128
Universal Display Corp.	4,305	1,009,479
Xilinx Inc.	14,727	2,206,694
		138,113,130
Software — 18.8%
Adobe Inc.(a)	48,164	29,940,187
Anaplan Inc.(a)	14,506	829,743
ANSYS Inc.(a)	8,805	3,244,290
Aspen Technology Inc.(a)	6,825	998,225
Autodesk Inc.(a)	22,145	7,111,424
Security	Shares	Value

Software (continued)
Avalara Inc.(a)	8,627	$1,442,176
Bill.com Holdings Inc.(a)(b)	6,261	1,294,900
Black Knight Inc.(a)	15,714	1,301,276
Cadence Design Systems Inc.(a)	28,069	4,144,388
Ceridian HCM Holding Inc.(a)	13,177	1,296,617
Citrix Systems Inc.	6,230	627,673
Cloudflare Inc., Class A(a)(b)	19,466	2,309,252
Coupa Software Inc.(a)(b)	7,366	1,598,422
Crowdstrike Holdings Inc., Class A(a)	20,057	5,086,656
Datadog Inc., Class A(a)	22,017	2,437,282
DocuSign Inc., Class A(a)	19,594	5,839,796
Dropbox Inc., Class A(a)(b)	29,675	934,466
Dynatrace Inc.(a)	18,497	1,181,403
Elastic NV(a)(b)	6,358	941,365
Fair Isaac Corp.(a)	2,889	1,513,576
Five9 Inc.(a)	6,728	1,354,279
Fortinet Inc.(a)	13,681	3,724,515
Guidewire Software Inc.(a)	8,400	967,680
HubSpot Inc.(a)	4,443	2,648,117
Intuit Inc.	27,534	14,592,194
Manhattan Associates Inc.(a)	6,382	1,018,759
Microsoft Corp.	758,907	216,220,193
NortonLifeLock Inc.	16,782	416,529
Nuance Communications Inc.(a)	14,297	784,905
Oracle Corp.	64,225	5,596,566
Palantir Technologies Inc., Class A(a)(b)	45,276	982,942
Palo Alto Networks Inc.(a)(b)	9,824	3,920,267
Paycom Software Inc.(a)	4,930	1,972,000
Paylocity Holding Corp.(a)	3,772	782,539
Pegasystems Inc.	3,994	509,794
Proofpoint Inc.(a)	5,752	1,004,644
PTC Inc.(a)	10,553	1,429,404
RingCentral Inc., Class A(a)	8,181	2,186,536
salesforce.com Inc.(a)	97,307	23,541,483
ServiceNow Inc.(a)	19,895	11,696,072
Smartsheet Inc., Class A(a)	11,749	852,390
Splunk Inc.(a)	16,594	2,356,016
SS&C Technologies Holdings Inc.	9,311	729,889
Synopsys Inc.(a)	15,379	4,428,998
Trade Desk Inc. (The), Class A(a)	43,547	3,566,935
Tyler Technologies Inc.(a)	4,128	2,033,618
VMware Inc., Class A(a)(b)	8,115	1,247,600
Workday Inc., Class A(a)	19,047	4,464,617
Zendesk Inc.(a)	11,905	1,553,960
Zoom Video Communications Inc., Class A(a)(b)	21,494	8,126,881
Zscaler Inc.(a)	7,502	1,769,797
		400,553,236
Specialty Retail — 2.1%
Advance Auto Parts Inc.	3,051	646,995
AutoZone Inc.(a)	773	1,255,020
Burlington Stores Inc.(a)	6,743	2,257,556
CarMax Inc.(a)	6,333	848,305
Carvana Co., Class A(a)	6,562	2,215,069
Five Below Inc.(a)(b)	5,618	1,092,252
Floor & Decor Holdings Inc., Class A(a)	10,527	1,284,399
Home Depot Inc. (The)	35,861	11,769,222
L Brands Inc.	14,107	1,129,547
Lithia Motors Inc.	2,987	1,126,756
Lowe’s Companies Inc.	34,350	6,618,902
O’Reilly Automotive Inc.(a)	2,362	1,426,270

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
RH(a)(b)	1,690	$1,122,295
Ross Stores Inc.	21,551	2,644,092
TJX Companies Inc. (The)	66,826	4,598,297
Tractor Supply Co.	6,518	1,179,302
Ulta Beauty Inc.(a)	5,495	1,845,221
Williams-Sonoma Inc.	3,638	551,885
		43,611,385
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	994,165	145,008,907
Western Digital Corp.(a)	12,328	800,457
		145,809,364
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	2,788	1,145,450
Lululemon Athletica Inc.(a)	11,941	4,778,430
Nike Inc., Class B	87,820	14,710,728
Under Armour Inc., Class A(a)	18,924	386,996
Under Armour Inc., Class C, NVS(a)(b)	19,713	345,372
VF Corp.	32,525	2,608,505
		23,975,481
Trading Companies & Distributors — 0.3%
Fastenal Co.	58,013	3,177,372
SiteOne Landscape Supply Inc.(a)	4,457	778,995
United Rentals Inc.(a)	2,288	754,010
Watsco Inc.	3,301	932,334
WW Grainger Inc.	2,281	1,014,087
		6,656,798
Water Utilities — 0.1%
American Water Works Co. Inc.	10,103	1,718,621
Essential Utilities Inc.	12,724	625,003
		2,343,624
Security	Shares	Value

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	35,993	$5,183,712

Total Common Stocks — 99.9%
(Cost: $1,542,407,763)		2,126,869,576

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	36,139,469	36,157,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,227,000	3,227,000
		39,384,539
Total Short-Term Investments — 1.8%
(Cost: $39,385,273)		39,384,539

Total Investments in Securities — 101.7%
(Cost: $1,581,793,036)		2,166,254,115

Other Assets, Less Liabilities — (1.7)%		(36,380,007)

Net Assets — 100.0%		$2,129,874,108

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,338,813	$16,820,852	(a)	$—	$(1,392)	$(734)	$36,157,539	36,139,469	$10,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,067,000	160,000	(a)	—	—	—	3,227,000	3,227,000	64		—
					$(1,392)	$(734)	$39,384,539		$11,043		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	09/17/21	$439	$15,234
S&P Consumer Discretionary Select Sector E-Mini Index	4	09/17/21	729	(56)
S&P Select Sector Technology E-Mini Index	9	09/17/21	1,389	18,076
				$33,254

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,126,869,576	$—	$—	$2,126,869,576
Money Market Funds	39,384,539	—	—	39,384,539
	$2,166,254,115	$—	$—	$2,166,254,115
Derivative financial instruments(a)
Assets
Futures Contracts	$33,310	$—	$—	$33,310
Liabilities
Futures Contracts	(56)	—	—	(56)
	$33,254	$—	$—	$33,254

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares